United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3352

(Investment Company Act File Number)

Federated Government Income Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 01/31/2019

Date of Reporting Period: Quarter ended 04/30/2018

Item 1.	Schedule of Investments

Federated Government Income Trust
Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—98.6%
		Federal Home Loan Mortgage Corporation—23.1%
$3,762,332		3.000%, 5/1/2045	$3,645,178
7,966,681		3.000%, 1/1/2048	7,684,999
488,711		3.500%, 11/1/2025	495,631
1,424,170		3.500%, 8/1/2026	1,443,864
1,546,827		3.500%, 6/1/2032	1,554,361
3,068,009		3.500%, 5/1/2046	3,055,027
14,647,901		3.500%, 9/1/2047	14,558,457
2,463,839		3.500%, 10/1/2047	2,448,794
9,754,401		3.500%, 11/1/2047	9,697,886
786,800		4.000%, 8/1/2025	808,601
14,517,207		4.000%, 1/1/2047	14,815,265
203,202		4.500%, 6/1/2019	204,952
765,383		4.500%, 3/1/2024	789,866
631,888		4.500%, 11/1/2039	664,757
1,037,057		4.500%, 4/1/2040	1,090,352
762,927		4.500%, 5/1/2040	802,135
1,264,479		4.500%, 6/1/2040	1,329,067
210,612		4.500%, 9/1/2040	221,370
1,069,685		4.500%, 9/1/2040	1,124,324
322,105		5.000%, 8/1/2023	334,632
1,223,549		5.000%, 1/1/2034	1,307,943
181,758		5.000%, 5/1/2034	194,345
698,872		5.000%, 9/1/2039	749,584
1,993,790		5.000%, 10/1/2039	2,138,464
760,022		5.000%, 12/1/2039	815,172
106,033		5.500%, 12/1/2021	109,925
19,291		5.500%, 1/1/2022	20,025
59,551		5.500%, 1/1/2022	61,491
93,682		5.500%, 1/1/2022	97,058
938,904		5.500%, 5/1/2034	1,019,742
20,654		5.500%, 12/1/2035	22,507
42,313		5.500%, 3/1/2036	46,177
176,841		5.500%, 3/1/2036	193,151
585,834		5.500%, 10/1/2037	638,909
415,497		5.500%, 1/1/2038	453,139
184,746		5.500%, 3/1/2038	201,483
164,644		5.500%, 11/1/2038	179,560
157,392		5.500%, 1/1/2039	171,651
210,127		6.000%, 4/1/2036	232,602
625,679		6.000%, 7/1/2037	692,603
143,304		6.000%, 3/1/2038	158,819
144,738		6.000%, 4/1/2038	160,462
68,242		6.000%, 9/1/2038	75,518
17,104		6.000%, 9/1/2038	18,928
23,656		6.500%, 9/1/2029	26,099

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$34,488		7.000%, 2/1/2031	$39,298
7,585		7.000%, 10/1/2031	8,313
44,251		7.000%, 10/1/2031	49,295
81,419		7.000%, 1/1/2032	92,918
133,288		7.000%, 3/1/2032	150,899
1,112		7.500%, 2/1/2027	1,165
146,653		7.500%, 6/1/2027	164,024
17,729		7.500%, 8/1/2029	20,270
2,300		7.500%, 3/1/2030	2,642
5,387		7.500%, 1/1/2031	6,180
107,867		7.500%, 2/1/2031	123,581
		TOTAL	77,213,460
		Federal National Mortgage Association—46.8%
4,110,069		3.000%, 6/1/2027	4,114,404
2,888,636		3.000%, 7/1/2027	2,891,683
1,653,451		3.000%, 6/1/2032	1,634,000
4,418,606		3.000%, 8/1/2032	4,362,484
13,437,212		3.000%, 6/1/2043	13,060,785
3,220,760		3.000%, 8/1/2045	3,118,457
3,789,557		3.000%, 8/1/2045	3,669,186
47,729,645		3.000%, 10/1/2046	46,124,077
966,491		3.500%, 1/1/2026	979,969
7,600,685		3.500%, 12/1/2041	7,616,325
1,406,435		3.500%, 4/1/2042	1,408,450
4,109,155		3.500%, 9/1/2042	4,115,043
536,617		3.500%, 9/1/2042	537,386
3,987,695		3.500%, 9/1/2042	3,997,147
481,153		3.500%, 9/1/2042	482,068
1,095,334		3.500%, 12/1/2042	1,096,561
5,297,077		3.500%, 12/1/2046	5,269,904
4,302,566		4.000%, 12/1/2031	4,456,787
10,972,702		4.000%, 12/1/2041	11,268,283
2,838,489		4.000%, 12/1/2041	2,914,508
1,696,920		4.000%, 4/1/2042	1,742,366
3,721,182		4.000%, 6/1/2042	3,820,841
7,529,968		4.000%, 12/1/2042	7,731,632
2,591,681		4.500%, 9/1/2041	2,757,772
1,387,844		4.500%, 10/1/2041	1,459,004
2,871,437		4.500%, 11/1/2041	3,024,051
162,990		4.500%, 11/1/2041	171,704
1,431,149		4.500%, 1/1/2042	1,504,530
392,322		5.000%, 10/1/2023	407,848
190,834		5.000%, 4/1/2024	198,715
1,092,406		5.000%, 7/1/2034	1,170,473
1,600,794		5.000%, 1/1/2040	1,719,890
482,768		5.500%, 9/1/2034	527,329
680,268		5.500%, 6/1/2035	741,131
625,070		5.500%, 12/1/2035	681,545
467,822		5.500%, 4/1/2036	509,806

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$135,936		5.500%, 4/1/2036	$147,946
373,042		5.500%, 9/1/2037	406,883
48,467		6.000%, 2/1/2022	50,538
908,150		6.000%, 2/1/2033	1,015,042
47,091		6.000%, 5/1/2036	52,153
162,965		6.000%, 7/1/2036	180,820
582,255		6.000%, 1/1/2037	643,669
52,348		6.000%, 9/1/2037	57,933
87,832		6.000%, 9/1/2037	97,249
180,744		6.000%, 6/1/2038	199,846
101,868		6.000%, 8/1/2038	112,706
41,735		6.000%, 10/1/2038	46,648
4,044		6.500%, 12/1/2027	4,373
3,557		6.500%, 6/1/2029	3,965
10,414		6.500%, 7/1/2029	11,591
11,926		6.500%, 8/1/2029	13,210
2,724		6.500%, 8/1/2029	3,024
72,960		6.500%, 4/1/2032	80,781
284,067		6.500%, 5/1/2032	316,780
46,076		6.500%, 12/1/2035	51,746
70,768		6.500%, 7/1/2037	78,952
571,972		6.500%, 8/1/2037	639,703
113,858		6.500%, 9/1/2037	127,098
1,643		7.000%, 7/1/2029	1,849
8,547		7.000%, 9/1/2029	9,167
558		7.000%, 10/1/2031	601
58,441		7.000%, 11/1/2031	66,906
25,096		7.000%, 12/1/2031	28,622
51,945		7.000%, 12/1/2031	59,619
25,467		7.000%, 12/1/2031	28,820
5,608		7.000%, 12/1/2031	5,880
8,393		7.000%, 1/1/2032	9,579
36,647		7.000%, 2/1/2032	42,122
21,628		7.500%, 7/1/2028	24,611
54,034		7.500%, 8/1/2031	62,056
92,463		8.000%, 12/1/2026	104,897
13,611		10.000%, 9/1/2021	14,713
407		10.000%, 11/1/2021	422
17		10.500%, 12/1/2019	18
399		10.500%, 1/1/2021	402
54		10.500%, 4/1/2022	56
		TOTAL	156,089,140
		Government National Mortgage Association—28.7%
6,316,715		3.000%, 5/20/2047	6,166,648
2,747,219		3.500%, 12/15/2040	2,759,364
5,635,996		3.500%, 9/15/2041	5,660,911
1,066,583		3.500%, 1/15/2042	1,073,965
2,412,134		3.500%, 2/15/2042	2,428,828
1,371,649		3.500%, 5/20/2042	1,382,106

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$681,301		3.500%, 8/15/2042	$685,803
3,792,381		3.500%, 8/20/2042	3,817,738
1,134,342		3.500%, 9/15/2042	1,141,838
996,309		3.500%, 9/15/2042	1,002,893
10,569,980		3.500%, 9/20/2047	10,591,108
4,172,150		4.000%, 3/15/2042	4,305,495
2,047,979		4.000%, 8/15/2042	2,113,434
1,282,842		4.000%, 12/15/2042	1,323,041
2,891,421		4.000%, 2/15/2043	2,982,026
1,461,260		4.000%, 2/15/2043	1,507,050
2,053,855		4.000%, 3/15/2043	2,118,215
1,366,925		4.000%, 3/15/2043	1,409,759
3,175,513		4.000%, 3/15/2043	3,275,020
1,160,946		4.000%, 3/15/2043	1,197,325
2,642,982		4.500%, 6/15/2040	2,776,846
3,801,278		4.500%, 8/15/2040	4,017,567
1,777,373		4.500%, 8/15/2040	1,872,565
2,659,133		4.500%, 11/15/2040	2,808,773
727,105		4.500%, 1/15/2042	764,911
315,950		4.500%, 2/15/2042	332,378
923,536		5.000%, 10/15/2033	985,920
1,586,581		5.000%, 6/20/2034	1,691,295
659,065		5.000%, 5/20/2039	705,645
378,597		5.000%, 7/20/2039	404,882
333,254		5.000%, 8/20/2039	357,423
2,876,170		5.000%, 2/15/2040	3,123,409
729,774		5.000%, 2/20/2040	782,699
1,360,948		5.000%, 9/15/2041	1,459,649
1,278,776		5.000%, 10/15/2041	1,371,518
484,443		5.500%, 7/20/2033	524,176
208,259		5.500%, 4/15/2034	225,404
706,680		5.500%, 6/15/2034	766,082
564,732		5.500%, 10/20/2034	612,583
2,036,034		5.500%, 7/20/2035	2,207,899
261,702		5.500%, 11/20/2038	284,563
60,542		6.000%, 8/15/2031	66,835
15,809		6.000%, 9/15/2031	17,469
59,189		6.000%, 9/15/2031	65,187
37,306		6.000%, 11/15/2031	41,313
54,615		6.000%, 1/15/2032	60,231
65,743		6.000%, 1/15/2032	72,759
83,126		6.000%, 1/15/2032	92,266
15,709		6.000%, 1/15/2032	17,396
128,073		6.000%, 2/15/2032	141,953
62,619		6.000%, 3/15/2032	69,260
306,161		6.000%, 4/15/2032	340,290
68,938		6.000%, 5/15/2032	76,540
411,216		6.000%, 5/15/2036	459,874
64,089		6.000%, 6/15/2036	71,582

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$1,906,809		6.000%, 6/20/2036	$2,120,840
1,297,959		6.000%, 7/20/2036	1,443,966
337,091		6.000%, 7/20/2038	374,907
7,172		6.500%, 5/15/2027	7,923
5,299		6.500%, 1/15/2029	5,941
14,795		6.500%, 1/15/2029	16,546
11,475		6.500%, 1/20/2029	12,762
6,032		6.500%, 2/15/2029	6,576
11,042		6.500%, 3/15/2029	12,392
11,182		6.500%, 3/15/2029	12,512
3,899		6.500%, 3/20/2029	4,344
5,995		6.500%, 5/20/2029	6,690
29,830		6.500%, 6/15/2029	33,257
12,765		6.500%, 7/20/2029	14,237
6,313		6.500%, 8/20/2029	7,056
3,344		6.500%, 10/20/2029	3,732
5,323		6.500%, 11/20/2029	5,958
3,231		6.500%, 10/20/2030	3,639
7,502		6.500%, 4/20/2031	8,434
3,715		6.500%, 5/20/2031	4,180
22,339		6.500%, 6/20/2031	25,126
8,764		6.500%, 7/15/2031	9,882
1,053		6.500%, 7/15/2031	1,190
6,037		6.500%, 7/20/2031	6,796
6,395		6.500%, 10/20/2031	7,205
5,323		6.500%, 11/20/2031	5,999
15,769		6.500%, 1/20/2032	17,764
241,158		6.500%, 10/20/2038	271,600
27,553		7.000%, 6/15/2026	30,412
8,917		7.000%, 6/15/2026	9,881
11,527		7.000%, 12/15/2026	12,733
12,916		7.000%, 6/15/2027	14,370
2,292		7.000%, 10/15/2027	2,562
15,583		7.000%, 11/15/2027	17,389
7,294		7.000%, 2/15/2028	8,145
19,330		7.000%, 4/15/2028	21,710
26,271		7.000%, 6/15/2028	29,664
4,866		7.000%, 6/15/2028	5,483
36,145		7.000%, 7/15/2028	40,866
11,702		7.000%, 7/15/2028	13,106
55,179		7.000%, 8/15/2028	62,656
11,841		7.000%, 8/15/2028	13,326
4,602		7.000%, 9/15/2028	5,196
1,890		7.000%, 9/15/2028	2,094
10,202		7.000%, 10/15/2028	11,563
7,642		7.000%, 10/15/2028	8,635
19,933		7.000%, 10/15/2028	22,478
65,157		7.000%, 11/15/2028	72,974
60,156		7.000%, 11/15/2028	68,469

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$22,413		7.000%, 12/15/2028	$25,258
16,076		7.000%, 12/15/2028	18,308
77,664		7.000%, 12/15/2028	87,166
27,057		7.000%, 12/15/2028	30,472
2,932		7.000%, 1/15/2029	3,330
4,184		7.000%, 1/15/2029	4,587
12,390		7.000%, 1/15/2029	14,085
14,635		7.000%, 1/15/2029	16,609
12,036		7.000%, 1/15/2029	13,675
4,447		7.000%, 1/15/2029	4,738
12,876		7.000%, 1/15/2029	14,663
15,755		7.000%, 1/15/2029	17,963
36,181		7.000%, 1/15/2029	41,228
6,199		7.000%, 1/15/2029	6,747
4,533		7.000%, 1/15/2029	5,154
8,216		7.000%, 1/15/2029	9,283
7,604		7.000%, 1/15/2029	8,564
12,923		7.000%, 2/15/2029	14,463
7,820		7.000%, 2/15/2029	8,896
3,328		7.000%, 2/15/2029	3,790
7,501		7.000%, 2/15/2029	8,011
165		7.000%, 2/15/2029	182
12,064		7.000%, 2/15/2029	13,715
377		7.000%, 2/15/2029	424
4,477		7.000%, 2/15/2029	5,071
1,971		7.000%, 3/15/2029	2,242
1,279		7.000%, 3/15/2029	1,452
103		7.000%, 3/15/2029	108
237		7.000%, 3/15/2029	248
2,967		7.000%, 3/15/2029	3,334
1,260		7.000%, 3/15/2029	1,437
1,221		7.000%, 3/15/2029	1,388
1,791		7.000%, 3/15/2029	2,019
18,024		7.000%, 3/15/2029	20,173
3,814		7.000%, 3/15/2029	4,311
11,127		7.000%, 4/15/2029	12,660
12,024		7.000%, 4/15/2029	13,518
5,851		7.000%, 4/15/2029	6,650
3,197		7.000%, 4/15/2029	3,606
46		7.000%, 4/15/2029	52
6,434		7.000%, 4/15/2029	7,285
9,541		7.000%, 4/15/2029	10,573
260		7.000%, 4/15/2029	296
42,397		7.000%, 4/15/2029	47,841
2,955		7.000%, 4/15/2029	3,352
1,013		7.000%, 4/15/2029	1,037
59,482		7.000%, 4/15/2029	67,427
2,732		7.000%, 5/15/2029	3,105
3,295		7.000%, 5/15/2029	3,751

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$41,071		7.000%, 5/15/2029	$46,261
3,375		7.000%, 5/15/2029	3,826
1,077		7.000%, 5/15/2029	1,220
3,667		7.000%, 5/15/2029	4,157
192		7.000%, 5/15/2029	199
345		7.000%, 6/15/2029	393
4,696		7.000%, 6/15/2029	5,075
819		7.000%, 6/15/2029	933
15,292		7.000%, 6/15/2029	17,354
2,010		7.000%, 6/15/2029	2,288
982		7.000%, 6/15/2029	1,117
4,448		7.000%, 6/15/2029	5,031
3,177		7.000%, 6/15/2029	3,617
8,919		7.000%, 6/15/2029	10,137
2,804		7.000%, 7/15/2029	3,139
13,117		7.000%, 7/15/2029	14,925
11,770		7.000%, 7/15/2029	13,406
2,584		7.000%, 7/15/2029	2,808
4,961		7.000%, 7/15/2029	5,633
6,523		7.000%, 7/15/2029	7,430
5,750		7.000%, 7/15/2029	6,476
9,247		7.000%, 7/15/2029	10,422
67,970		7.000%, 7/15/2029	77,006
7,453		7.000%, 7/15/2029	8,457
2,247		7.000%, 8/15/2029	2,562
12,052		7.000%, 8/15/2029	13,600
3,425		7.000%, 8/15/2029	3,882
1,719		7.000%, 8/15/2029	1,960
3,637		7.000%, 8/15/2029	4,141
1,207		7.000%, 8/15/2029	1,369
2,702		7.000%, 8/15/2029	3,018
7,243		7.000%, 9/15/2029	8,233
5,350		7.000%, 9/15/2029	6,093
8,221		7.000%, 9/15/2029	9,359
7,075		7.000%, 9/15/2029	8,066
4,398		7.000%, 9/15/2029	4,983
15,216		7.000%, 9/15/2029	17,313
3,174		7.000%, 10/15/2029	3,379
2,250		7.000%, 11/15/2029	2,567
21,625		7.000%, 12/15/2029	24,527
7,976		7.000%, 12/15/2029	8,445
6,023		7.000%, 12/15/2029	6,812
4,584		7.000%, 1/15/2030	5,214
22,445		7.000%, 1/15/2030	25,653
14,664		7.000%, 1/15/2030	16,413
6,850		7.000%, 1/15/2030	7,748
4,004		7.000%, 1/15/2030	4,488
24,810		7.000%, 2/15/2030	27,979
13,692		7.000%, 2/15/2030	15,649

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$13,732		7.000%, 2/15/2030	$15,575
3,550		7.000%, 2/15/2030	4,050
2,081		7.000%, 2/15/2030	2,177
59,770		7.000%, 2/15/2030	68,347
59,306		7.000%, 3/15/2030	67,515
24,739		7.000%, 3/15/2030	28,104
8,693		7.000%, 4/15/2030	9,815
3,788		7.000%, 4/15/2030	4,334
18,690		7.000%, 6/15/2030	21,412
6,409		7.000%, 6/15/2030	7,296
50,466		7.000%, 8/15/2030	57,735
8,535		7.000%, 8/15/2030	9,701
14,061		7.000%, 9/15/2030	15,652
16,251		7.000%, 10/15/2030	18,519
8,172		7.000%, 10/15/2030	9,080
210		7.000%, 10/15/2030	215
31,374		7.000%, 10/15/2030	35,976
6,579		7.000%, 11/15/2030	7,510
123,543		7.000%, 2/15/2031	141,088
10,315		7.000%, 2/15/2031	11,795
42,747		7.000%, 3/15/2031	48,858
12,305		7.000%, 3/15/2031	13,930
1,161		7.000%, 7/15/2031	1,321
522		7.000%, 9/15/2031	589
23,989		7.000%, 10/15/2031	27,497
10,872		7.000%, 11/15/2031	12,481
16,915		7.000%, 1/15/2032	19,250
9,983		7.000%, 4/15/2032	11,376
16,335		7.000%, 5/15/2032	18,615
895		7.000%, 11/15/2032	994
642		7.000%, 1/15/2033	735
285,557		7.500%, 11/15/2027	324,949
228,767		7.500%, 11/15/2027	259,507
650		7.500%, 4/15/2029	743
5,808		7.500%, 6/15/2029	6,683
6,164		7.500%, 7/15/2029	6,920
1,973		7.500%, 7/15/2029	2,205
464		7.500%, 7/15/2029	532
33,675		7.500%, 8/15/2029	37,483
37,124		7.500%, 8/15/2029	42,292
52,369		7.500%, 8/15/2029	60,156
9,772		7.500%, 8/15/2029	11,139
10,692		7.500%, 8/15/2029	12,316
41,224		7.500%, 8/15/2029	47,508
1,370		7.500%, 8/15/2029	1,578
1,040		7.500%, 8/15/2029	1,190
29,505		7.500%, 8/20/2029	33,731
58,735		7.500%, 9/15/2029	67,506
6,238		7.500%, 9/15/2029	7,088

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$5,505		7.500%, 10/15/2029	$6,337
13,372		7.500%, 10/15/2029	15,112
25,950		7.500%, 10/15/2029	28,423
43,473		7.500%, 10/15/2029	49,853
3,684		7.500%, 10/15/2029	4,248
9,147		7.500%, 12/15/2029	10,471
11,937		7.500%, 1/15/2030	13,638
20,379		7.500%, 3/20/2030	23,316
34,520		7.500%, 8/15/2030	39,563
138,466		7.500%, 10/15/2030	157,579
27,425		7.500%, 10/15/2030	31,509
107		7.500%, 10/15/2030	112
41,400		7.500%, 10/15/2030	47,348
11,773		7.500%, 11/20/2030	13,512
8,347		7.500%, 12/15/2030	9,643
8,311		7.500%, 1/15/2031	9,610
6,810		7.500%, 2/15/2031	7,867
28,148		7.500%, 4/20/2031	32,427
69,842		7.500%, 7/15/2031	80,203
16,589		7.500%, 9/15/2031	18,530
7,993		7.500%, 9/15/2031	9,171
1,865		7.500%, 9/15/2031	2,135
18,305		7.500%, 10/15/2031	21,106
16,293		7.500%, 11/15/2031	18,719
17,036		7.500%, 12/15/2031	19,055
7,834		7.500%, 2/15/2032	9,056
13,531		7.500%, 3/15/2032	15,583
9,474		7.500%, 5/15/2032	10,940
3,557		8.000%, 11/15/2023	3,883
94,835		8.000%, 11/15/2027	107,449
61,512		8.000%, 11/15/2027	70,670
10,952		8.000%, 5/15/2029	12,839
105,290		8.000%, 8/15/2029	123,189
79,786		8.000%, 11/15/2029	93,765
1,522		8.000%, 12/15/2029	1,629
33,748		8.000%, 12/15/2029	39,685
3,102		8.000%, 1/15/2030	3,643
15,520		8.000%, 1/15/2030	18,273
7,165		8.000%, 1/15/2030	8,366
2,642		8.000%, 2/15/2030	2,753
4,659		8.000%, 2/15/2030	5,469
2,980		8.000%, 3/15/2030	3,236
13,747		8.000%, 4/15/2030	16,224
481		8.000%, 4/15/2030	524
6,656		8.000%, 4/15/2030	7,782
4,616		8.000%, 4/15/2030	5,375
7,577		8.000%, 4/15/2030	8,910
926		8.000%, 4/15/2030	1,093
6,866		8.000%, 5/15/2030	8,084

Principal Amount or Shares			Value
	[1]	MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$9,482		8.000%, 5/15/2030	$11,087
1,516		8.000%, 5/15/2030	1,777
37		8.000%, 5/15/2030	37
688		8.000%, 5/15/2030	788
2,183		8.000%, 5/15/2030	2,528
2,299		8.000%, 5/15/2030	2,714
10,367		8.000%, 6/15/2030	12,137
73,770		8.000%, 6/15/2030	86,748
35,449		8.000%, 6/15/2030	41,883
9,049		8.000%, 6/15/2030	10,621
1,083		8.000%, 6/15/2030	1,278
2,098		8.000%, 6/15/2030	2,410
5,519		8.000%, 6/15/2030	6,462
12,554		8.000%, 6/15/2030	14,578
50,685		8.000%, 7/15/2030	59,815
2,778		8.000%, 7/15/2030	3,058
2,855		8.000%, 7/15/2030	3,359
10,768		8.000%, 7/15/2030	12,730
6,216		8.000%, 7/15/2030	7,292
27,927		8.000%, 8/15/2032	32,002
20,250		8.000%, 8/15/2032	24,103
25,225		8.500%, 6/15/2030	28,749
		TOTAL	95,845,016
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $337,398,457)	329,147,616
		INVESTMENT COMPANY—1.4%
4,606,624		Federated Government Obligations Fund, Premier Shares, 1.60%[2] (IDENTIFIED COST $4,606,624)	4,606,624
		TOTAL INVESTMENT IN SECURITIES-100.0% (IDENTIFIED COST $342,005,081)	333,754,240
		OTHER ASSETS AND LIABILITIES—NET-0.0%[3]	118,883
		TOTAL NET ASSETS—100%	$333,873,123
At April 30, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration| Date	Value and Unrealized Appreciation
[4]United States Treasury Notes 10-Year Short Futures	50	$5,981,250	June 2018	$64,727
The average notional value of long futures contracts held by the Fund throughout the period was $11,051,953. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities - Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 1/31/2018	5,610,874
Purchases/Additions	52,451,810
Sales/Reductions	(53,456,060)
Balance of Shares Held 4/30/2018	4,606,624

Federated Government Obligations Fund, Premier Shares
Value	$4,606,624
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$22,168
1	Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association securities approximates one to ten years.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$329,147,616	$—	$329,147,616
Investment Company	4,606,624	—	—	4,606,624
TOTAL SECURITIES	$4,606,624	$329,147,616	$—	$333,754,240
Other Financial Instruments[1]
Assets	$64,727	$—	$—	$64,727
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$64,727	$—	$—	$64,727
1	Other financial instrument are futures contracts

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 25, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 25, 2018